SIGNIFICANT ACCOUNTING POLICIES: Cash Policy (Policies)	12 Months Ended
Jan. 31, 2023
Policies
Cash Policy	Cash Cash comprises deposits in banks that are readily convertible into a known amount of cash, or with an initial maturity of less than 90 days.